Consolidated Statements of Operations - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Operating revenues
Total operating revenue	$ 607,943	$ 705,799	$ 656,070
Gain (loss) on sale of assets and amortization of deferred gains	0	0	260
Other operating income (expenses), net	2,965	(1,170)	2,991
Operating expenses
Voyage expenses and commission	194,544	185,088	162,037
Ship operating expenses	191,235	193,138	151,626
Charter hire expenses	66,812	117,779	92,712
Administrative expenses	13,722	14,123	14,705
Impairment loss on vessels	721	0	1,080
Impairment loss on right of use assets	94,233	0	0
Depreciation	111,303	93,845	92,148
Total operating expenses	672,570	603,973	514,308
Net operating income (loss)	(61,662)	100,656	145,013
Other income (expenses)
Interest income	1,193	4,434	7,576
Interest expense	(47,477)	(59,547)	(75,108)
Share of results of associated companies	(3,710)	505	512
Gain from disposal of associated companies	2,570	0	0
Gain (loss) on derivatives	(17,450)	(9,960)	11,165
Gain (loss) on marketable equity securities	(10,177)	1,828	(4,043)
Other financial items	(825)	(490)	(348)
Net other income (expenses)	(75,876)	(63,230)	(60,246)
Net income (loss) before income taxes	(137,538)	37,426	84,767
Income tax expense	131	237	232
Net income (loss)	$ (137,669)	$ 37,189	$ 84,535
Per share information:
Earnings (loss) per share: basic and diluted (in dollars per share)	$ (0.96)	$ 0.26	$ 0.59
Time Charter Revenue [Member]
Operating revenues
Total operating revenue	$ 235,673	$ 299,946	$ 331,469
Voyage Charter Revenue [Member]
Operating revenues
Total operating revenue	370,130	404,184	322,804
Other Revenue [Member]
Operating revenues
Total operating revenue	$ 2,140	$ 1,669	$ 1,797